STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Common Stock Shares	Additional Paid-In Capital	Common Shares To Be Issued	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Beginning balance, shares at Dec. 31, 2017	15,853,719
Beginning balance, value at Dec. 31, 2017		$ 23,232,255		$ (23,245,776)	$ (405,813)	$ (419,334)
Private placement, common stock issuance for cash, shares	1,000,000
Private placement, common stock issuance for cash		100,000				100,000
Stock options exercised, shares	240,000
Stock options exercised, value		12,000				12,000
Net income/loss and comprehensive loss				14,012	2,801	16,813
Ending balance, shares at Dec. 31, 2018	17,093,719
Ending balance, value at Dec. 31, 2018		23,344,255		(23,231,764)	(403,012)	(290,521)
Private placement, common stock issuance for license agreement, shares	2,991,400
Private placement, common stock issuance for license agreement, value		59,828				59,828
Net income/loss and comprehensive loss				(219,343)	(1,560)	(220,903)
Ending balance, shares at Dec. 31, 2019	20,085,119
Ending balance, value at Dec. 31, 2019		23,404,083		(23,451,107)	(404,572)	(451,596)
Common shares to be issued from exercise of options and warrants			5,000			5,000
Net income/loss and comprehensive loss				(22,959)	(738)	(23,697)
Ending balance, shares at Dec. 31, 2020	20,085,119
Ending balance, value at Dec. 31, 2020		$ 23,404,083	$ 5,000	$ (23,474,066)	$ (405,813)	$ (470,293)